Debt - Summary of Instrument Financing Loans are Used to Finance Cost of Installing Instruments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 301,320	$ 286,972	$ 286,972
Changes from financing cash flows
Repayments of borrowings	(119)	$ (140,220)
Total changes from financing cash flows	53,891		221,278
Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20			(3,758)
Total other changes	3,654		(206,930)
Ending Balance	358,865		301,320
Less: Debt due within one year	(118)		(191)	$ (147,238)
Instrument financing loans excluding current debt	358,747		301,129	$ 139,734
Incremental Term Loans
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs			39,000
Repayments of borrowings			(40,000)
Other changes
Loss on extinguishment of debt			1,000
2020 Senior Secured Loan
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs			34,125
Repayments of borrowings			(100,000)
Other changes
Loss on extinguishment of debt			3,170
Amortization of debt issuance costs			366
2021 Senior Secured Loan
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs			288,513
Other changes
Warrants			(5,136)
Amortization of debt issuance costs			3,438
Equipment Financing Loans
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs			192
Repayments of borrowings	(119)		(552)
Other changes
Foreign exchange impact	(15)		(52)
Convertible Notes
Other changes
Conversion to equity			(61,980)
Amortization of debt issuance costs			2,866
Gates Loan [Member]
Other changes
Amortization of debt issuance costs	619
2021 Convertible Notes
Other changes
Conversion to equity			(125,652)
Change in fair value			(52,267)
Amortization of debt issuance costs	2,888		$ 31,075
2022 Convertible Notes
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	54,010
Other changes
Amortization of debt issuance costs	$ 162